Condensed financial information of registrant Prudential plc - Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Interest paid		$ (75)	$ (75)	$ (16)
Taxes paid		(549)	(406)	(449)
Financing activities
Issues of ordinary share capital			4	(4)
Issuance of core structural borrowings	[1]			346
Redemption of core structural borrowings	[1]		(393)	(2,075)
Share repurchase/buyback programmes (including costs)		(860)
Investing activities
Disposal of Jackson shares			273	293
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) before tax	[2]	3,239	2,272	(519)
Prudential plc
Operating activities
Net cash inflow from operating activities before interest and tax		983	1,527	664
Interest paid		(165)	(35)	(204)
Taxes paid				(4)
Dividends paid		(575)	(533)	(474)
Net cash flows from operating activities		243	959	(18)
Financing activities
Issues of ordinary share capital			4	(4)
Issuance of core structural borrowings				346
Redemption of core structural borrowings			(393)	(2,075)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program			(501)	1
Movement in net amount owed to subsidiary undertakings		13
Movement in share based payment receivable			(4)	(111)
Capitalisation of amount owed by subsidiary				(62)
Non-cash transfer of debt to Prudential Funding (Asia) PLCPFAP			(3,552)
Movement in net amount owed by subsidiary undertakings		690	3,610	(36)
Share repurchase/buyback programmes (including costs)		(860)
Net cash flows from financing activities		(157)	(836)	(1,941)
Investing activities
Disposal of Jackson shares			273	293
Investment in subsidiaries			(609)
Capitalisation of intercompany loans			189
Net cash flows from investing activities			(147)	293
Net cash inflow (outflow) for the year		86	(24)	(1,666)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) before tax		786	1,523	460
Add back: interest charged to profit or loss		209	203	207
Adjustments for non-cash items:
Gain on transfer of subordinated liabilities and debenture loans			(370)
Foreign currency exchange and other movements		(22)	27	8
Decrease (increase) in debtors		(3)		9
(Increase) decrease in creditors		13	144	(20)
Net cash inflow from operating activities before interest and tax		$ 983	$ 1,527	$ 664

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, lease liabilities and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[2]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.